Cover Page	Jul. 07, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 07, 2026
Entity Registrant Name	T STAMP INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41252
Entity Tax Identification Number	81-3777260
Entity Address, Address Line One	3017 Bolling Way NE
Entity Address, Address Line Two	Floor 2
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	404
Local Phone Number	806-9906
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001718939